Schedule of Activity in the Company's Warranty Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Balance, beginning of year	$ 200	$ 1,575
Settlements		(875)
Adjustments and other	(150)	(500)
Total	$ 50	$ 200